As filed with the Securities and Exchange Commission on December 22, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 205W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Lee Schultheis, 701 Westchester Avenue, Suite 205W, White Plains, NY 10604
(Name and address of agent for service)

1-877-Low-Beta (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

Item 1. Schedule of Investments.

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
Schedule of Investments - October 31, 2004 (Unaudited)

		Shares or
COMMON STOCKS - 41.3% +		Principal Amount	Value

Aerospace & Defense - 0.1%
Armor Holdings, Inc. (a)		740	$ 27,395

Air Freight & Logistics - 0.2%
UTI Worldwide, Inc. (c)		800	52,000

Auto Components - 1.0%
Exide Technologies (a)		16,532	245,170

Beverages - 0.1%
Constellation Brands, Inc. - Class A (a)		470	18,438

Biotechnology - 0.6%
Amgen, Inc. (a)		440	24,992
Celgene Corp. (a)		1,500	44,430
Gen-Probe, Inc. (a)		1,050	36,792
OSI Pharmaceuticals, Inc. (a)		750	48,735

			154,949

Capital Markets - 0.5%
Affiliated Managers Group, Inc. (a)		330	18,427
BlackRock, Inc.		650	47,775
Franklin Resources, Inc.		340	20,611
Investors Financial Services Corp.		950	36,565

			123,378

Coal - 6.8%
International Coal Group (a)		216,536	1,624,020
James River Coal Co. (a)		1,128	80,934

			1,704,954

Commercial Banks - 0.5%
Bank of America Corp.		740	33,145
BB&T Corp.		730	30,010
Comerica, Inc.		350	21,528
UCBH Holdings, Inc.		730	31,456

			116,139

Commercial Services & Supplies - 0.7%
Apollo Group, Inc. (a)		700	46,200
Copart, Inc. (a)		1,950	36,231
Manpower, Inc.		570	25,792
Resources Connection, Inc. (a)		910	38,202
Robert Half International, Inc.		1,500	39,795

			186,220

Communications Equipment - 0.5%
Harris Corp.		370	22,766
Juniper Networks, Inc. (a)		690	18,361
Plantronics, Inc.		1,340	58,290
Polycom, Inc. (a)		1,220	25,193

			124,610

Computers & Peripherals - 0.2%
Lexmark International, Inc. (a)		500	41,555

Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)		830	27,100

Consulting Services - 2.6%
Washington Group International, Inc. (a)		18,519	645,758

Consumer Finance - 0.0%
Capital One Financial Corp.		150	11,064

Diversified Financial Services - 0.2%
Chicago Mercantile Exchange Holdings, Inc.		300	52,719

Diversified Telecommunication Services - 0.4%
AT&T Corp.		1,340	22,927
MCI, Inc. (a)		3,898	67,241

			90,168

Electronic Equipment & Instruments - 0.3%
Benchmark Electronics, Inc. (a)		480	16,306
Flir Systems, Inc. (a)		650	34,586
Tektronix, Inc.		530	16,075

			66,967

Food & Staples Retailing - 0.5%
Albertson's, Inc.		1,330	30,337
Costco Wholesale Corp.		900	43,146
Whole Foods Market, Inc.		550	44,787

			118,270

Food Products - 5.4%
Archer-Daniels-Midland Co.		570	11,041
Bunge Ltd. (c)		860	41,048
Chiquita Brands International, Inc. (a)		1,905	34,328
Hershey Foods Corp.		700	35,483
Imperial Sugar Co. (a)		71,996	1,210,253
Interstate Bakeries (a)		7,649	31,437

			1,363,590

Grocery Stores - 0.2%
7-Eleven, Inc. (a)		2,350	49,515

Health Care Equipment & Supplies - 0.7%
Bausch & Lomb, Inc.		380	23,165
Becton, Dickinson & Co.		420	22,050
Cytyc Corp. (a)		1,750	45,657
Edwards Lifesciences Corp. (a)		900	30,762
PerkinElmer, Inc.		1,070	21,978
Waters Corp. (a)		1,000	41,290

			184,902

Health Care Providers & Services - 1.7%
Alderwoods Group, Inc. (a)		22,491	227,834
Covance, Inc. (a)		1,550	61,566
Dendrite International, Inc. (a)		990	14,504
Henry Schein, Inc. (a)		180	11,381
Laboratory Corp Of America Holdings (a)		540	24,732
Sierra Health Services (a)		520	24,815
VCA Antech, Inc. (a)		2,100	47,082
WellPoint Health Networks (a)		290	28,321

			440,235

Hotels Restaurants & Leisure - 1.0%
Boyd Gaming Corp.		1,650	55,258
Choice Hotels International, Inc.		800	39,920
Landry's Restaurants, Inc.		1,020	27,622
Marriott International, Inc. - Class A		660	35,963
Station Casinos, Inc.		1,000	50,950
Yum! Brands, Inc.		730	31,755

			241,468

Household Durables - 0.7%
Fortune Brands, Inc.		290	21,118
Harman International Industries, Inc.		450	54,081
The Black & Decker Corp.		1,020	81,885
Tupperware Corp.		1,530	25,536

			182,620

Household Products - 0.3%
Church & Dwight, Inc.		1,095	29,806
Clorox Co.		490	26,754
Procter & Gamble Co.		480	24,566

			81,126

Insurance - 0.4%
Brown & Brown, Inc.		1,000	41,760
Hartford Financial Services Group, Inc.		480	28,070
WR Berkley Corp.		500	21,370

			91,200

Internet Software & Services - 0.2%
Ask Jeeves (a)		1,550	39,959
VeriSign, Inc. (a)		610	16,366

			56,325

IT Services - 0.7%
Automatic Data Processing, Inc.		640	27,769
Cognizant Technology Solutions Corp. (a)		1,960	66,640
Fiserv, Inc. (a)		870	30,920

			167,609

Leisure Equipment & Products - 0.4%
Brunswick Corp.		910	42,697
Eastman Kodak Co.		980	29,675
Marvel Enterprises, Inc. (a)		1,640	25,256

			97,628

Linoleum, Asphalted-felt-base, And Other Hard Surface Floor - 0.2%
Congoleum Corp. (a)		8,001	39,845

Machinery - 0.6%
Ingersoll-Rand Co. (c)		230	15,741
Kennametal, Inc.		350	16,285
Oshkosh Truck Corp.		800	47,120
Paccar, Inc.		450	31,190
Parker Hannifin Corp.		470	33,196

			143,532

Media - 0.3%
Fox Entertainment Group, Inc. (a)		1,370	40,634
XM Satellite Radio Holdings, Inc. - Class A (a)		1,550	50,096

			90,730

Metals & Mining - 2.9%
Allegheny Technologies, Inc.		2,250	37,822
Consol Energy, Inc.		1,200	42,480
International Steel Group, Inc. (a)		17,040	629,287
Nucor Corp.		620	26,183

			735,772

Multiline Retail - 0.7%
Dillard's Inc.		1,423	29,157
JC Penney Co Inc Holding Co.		710	24,559
Kmart Holding Corp. (a)		897	82,560
Nordstrom, Inc.		1,000	43,180

			179,456

Office Electronics - 0.3%
Xerox Corp. (a)		2,950	43,571
Zebra Technologies Corp. (a)		750	39,743

			83,314

Oil & Gas - 0.4%
Ultra Petroleum Corp. (a)(c)		950	46,170
XTO Energy, Inc.		1,450	48,401

			94,571

Personal Products - 0.7%
Alberto-Culver Co.		900	40,374
Avon Products, Inc.		1,530	60,511
Nu Skin Enterprises, Inc.		1,600	30,944
The Estee Lauder Cos Inc.		950	40,803

			172,632

Pharmaceuticals - 0.7%
Eon Labs, Inc. (a)		1,450	35,685
Johnson & Johnson		480	28,022
Sepracor, Inc. (a)		1,470	67,517
Teva Pharmaceutical Industries, Ltd. ADR		1,060	27,560
Wyeth		740	29,341

			188,125

Real Estate - 1.3%
New Century Financial Corp Md		5,000	275,750
The Mills Corp.		900	49,905

			325,655

Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.		460	19,233
JB Hunt Transport Services, Inc.		1,100	44,946
Laidlaw International, Inc. (a)		5,420	90,351
Yellow Roadway Corp. (a)		870	41,751

			196,281

Sawmills And Planing Mills, General - 0.2%
Western Forest Products, Inc. (a)(c)		7,551	49,215
Western Fst Prods, Inc. (a)(c)		1,247	8,128

			57,343

Semiconductor & Semiconductor Equipment - 0.2%
International Rectifier Corp. (a)		670	26,633
Marvell Technology Group Ltd. (a)(c)		1,160	33,141

			59,774

Software - 0.7%
Adobe Systems, Inc.		540	30,256
Aspen Technology, Inc. (a)		1,280	7,693
Autodesk, Inc.		1,700	89,675
Symantec Corp. (a)		900	51,246
TIBCO Software, Inc. (a)		1,290	12,539

			191,409

Specialty Retail - 2.3%
American Eagle Outfitters		830	33,930
Childrens Place (a)		1,170	36,118
Claire's Stores, Inc.		1,800	46,836
Dick's Sporting Goods, Inc. (a)		730	26,280
Footstar, Inc. (a)		68,931	179,221
Lowe's Cos, Inc.		490	27,577
Men's Wearhouse, Inc. (a)		1,020	31,702
Petsmart, Inc.		1,400	44,772
RadioShack Corp.		1,480	44,296
Staples, Inc.		1,500	44,610
Urban Outfitters, Inc. (a)		1,450	59,450
Williams-Sonoma, Inc. (a)		370	14,123

			588,915

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)		1,100	51,293
Nike, Inc.		550	44,720

			96,013

Thrifts & Mortgage Finance - 0.2%
Sovereign Bancorp, Inc.		1,960	42,434

Tobacco - 0.2%
Reynolds American, Inc.		609	41,936

Trading Companies & Distributors - 0.3%
Fastenal Co.		650	35,900
MSC Industrial Direct Co., Inc.		1,350	46,089

			81,989

Wireless Telecommunication Services - 0.9%
Arch Wireless, Inc. (a)		1,189	33,994
Manitoba Telecom Services, Inc. (a)(c)		4,531	156,695
NII Holdings, Inc. (a)		1,150	50,910
			241,599

TOTAL COMMON STOCKS (Cost $8,614,520)			$ 10,414,397

INVESTMENT COMPANIES - 13.2% +
First Eagle Overseas Fund		32,051	646,474
Hussman Strategic Growth Fund (a)		58,962	913,326
The Arbitrage Fund (a)		71,559	879,455
The Merger Fund (a)		59,228	897,299

			3,336,554

TOTAL INVESTMENT COMPANIES (Cost $3,328,551)			$ 3,336,554

CONVERTIBLE BONDS - 20.6% +
Airlines - 0.6%
AMR Corp.
4.50% due 02/15/2024 (e)		$ 250,000	$ 154,062

Auto Components - 0.6%
Federal Mogul Bank Debt
1.75% due 03/29/2050 (d)		165,000	153,759

Cable And Other Pay Television Services - 1.1%
Liberty Media Corp.
3.50% due 01/15/2031 (e)		300,000	273,375

Communications Equipment - 1.4%
Corning, Inc.
3.50% due 11/01/2008 (e)		300,000	355,500

Consumer Finance - 1.6%
Providian Financial Corp.
4.00% due 05/15/2008		300,000	397,125

Crude Petroleum And Natural Gas - 1.5%
McMoRan Exploration Co.
(Acquired 6/26/2003, Cost $300,027)
6.00% due 07/02/2008 (b)		300,000	377,250

Drilling Oil And Gas Wells - 0.8%
Grey Wolf, Inc.
(Acquired 3/26/2004, Cost $199,035)
1.9556% due 04/01/2024 (b)(e)(f)		200,000	208,250

Electronic Connectors - 1.5%
Tyco International Group SA
3.125% due 01/15/2023 (c)(e)		250,000	375,313

Energy Equipment & Services - 1.4%
Pride International, Inc.
2.50% due 03/01/2007 (e)		300,000	355,875

Metals & Mining - 0.9%
GrafTech International Ltd.
1.625% due 01/15/2024 (e)		250,000	228,125

Semiconductor & Semiconductor Equipment - 4.1%
ASML Holding NV
5.75% due 10/15/2006 ^		300,000	333,450
Cypress Semiconductor Corp.
1.25% due 06/15/2008 (e)^		200,000	201,250
Micron Technology, Inc.
(Acquired 5/2/2003, Cost $205,892)
2.50% due 02/01/2010 (b)(e)^		200,000	240,250
Teradyne, Inc.
3.75% due 10/15/2006 (e)^		250,000	253,750

			1,028,700

Semiconductors And Related Devices - 1.9%
Agere Systems, Inc.
6.50% due 12/15/2009 (e)^		300,000	307,875
Finisar Corp.
(Acquired 10/15/2003, Cost $223,100)
2.50% due 10/15/2010 (b)(e)^		200,000	162,000

			469,875

Steel Pipe And Tubes - 1.5%
Maverick Tube Corp.
(Acquired 6/3/2003, Cost $287,069)
4.00% due 06/15/2033 (b)(e)^		300,000	372,375

Telephone Communications, Except Radiotelephone - 1.7%
Liberty Media Corp.
(Acquired 4/29/2004, Cost $455,060)
0.75% due 03/30/2023 (b)(e)^		400,000	435,000

TOTAL CONVERTIBLE BONDS (Cost $4,569,903)			$ 5,184,584

CORPORATE BONDS - 13.8% +
Aluminum Sheet, Plate, And Foil - 1.4%
Ormet Corp. Bank Debt
(Acquired 9/28/2004, Cost $61,771)
0.00% due 10/01/2050 (b)(d)(e)^		$ 134,000	$ 64,320
Ormet Corp.
(Acquired 10/27/2004, Cost $291,025)
11.00% due 08/15/2008 (b)(d)(e)^		600,000	288,000

			352,320

Crushed And Broken Limestone - 0.7%
Oglebay Norton Co.
10.00% due 02/01/2009 (e)^		455,000	182,000

Electric Services - 1.9%
American Plumbing Bank Debt
0.00% due 06/22/2050 (d)(e)^		404,465	351,319
Mirant Corp.
(Acquired 5/6/2004, Cost $105,870)
7.90% due 07/15/2009 (b)(d)^		184,000	121,440

			472,759

Forestry - 1.0%
Inland Fiber Group LLC
9.625% due 11/15/2007 (e)^		533,000	239,850

Heavy Construction - 1.2%
Morrison Knudsen
(Acquired 1/9/2004, Cost $229,474)
11.50% due 07/01/2010 (b)^		4,270,000	298,900

Linoleum, Asphalted-felt-base, And Other Hard Surface Floor - 1.4%
Congoleum Corp.
8.625% due 08/01/2008 (d)(e)^		389,000	350,100

Medicinal Chemicals And Botanical Products - 0.7%
Twin Laboratories, Inc.
10.25% due 05/15/2006 (d)(e)^		627,000	169,290

Mineral Wool - 0.5%
Owens Corning
7.70% due 05/01/2008 (d)^		285,000	140,362

Motor Vehicle Parts And Accessories - 1.0%
Federal Mogul Corp.
7.50% due 01/15/2009 (d)^		700,000	201,250
7.75% due 07/01/2006 (d)^		160,000	46,000

			247,250

Plastics Products, Not Elsewhere Classified - 0.8%
Armstrong World Industries, Inc.
7.45% due 05/15/2029 (d)^		331,000	211,840

Plumbing, Heating And Air-conditioning - 2.7%
American Plumbing & Mechanical, Inc.
11.625% due 10/15/2008 (d)(e)^		2,928,000	614,880
Mirant Americas Generation LLC
8.50% due 10/01/2021 (d)^		80,000	75,400

			690,280

Primary Production Of Aluminum - 0.3%
Kaiser Aluminum & Chemical
9.875% due 02/15/2002 (d)(e)^		90,000	86,400

Sawmills And Planing Mills, General - 0.2%
Western Forest Products, Inc.
15.00% due 07/28/2009 (c)^		43,000	48,375

TOTAL CORPORATE BONDS (Cost $3,109,649)			$ 3,489,726

CONVERTIBLE PREFERRED STOCKS - 2.4% +
Metals & Mining - 1.9%
Arch Coal, Inc., 5.000%		5,500	$ 495,055

Trusts, Except Educational, Religious, And Charitable - 0.5%
Omnicare, Inc., 4.000%		2,500	117,025

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $473,610)			$ 612,080

WARRANTS - 0.6% +
Consulting Services - 0.6%
Washington Group International, Inc. - Series A (a)		8,069	$ 66,569
Washington Group International, Inc. - Series B (a)		10,215	63,844
Washington Group International, Inc. - Series C (a)		5,237	26,185

TOTAL WARRANTS (Cost $136,894)			$ 156,598

REPURCHASE AGREEMENTS - 12.4% +
The Bear Stearns Companies, Inc.
1.800%, dated 10/29/2004, due 11/01/2004
repurchase price $3,122,152 (cost $3,121,684) (g)^		$ 3,121,684	$ 3,121,684

Total Investments (Cost $23,354,811) - 104.3% +			$ 26,315,623

ADR	American Depository Receipt.
(a)	Non-Income Producing.
(b)	Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

(c)	Foreign Denominated.
(d)	Defaulted Security.
(e)	Callable only if stock price equals predetermined price. As of October 31, 2004, bond is not callable.
(f)	Variable rate security. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2004.

(g)	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency
	mortgage-backed securities, certificates of deposits or bankers' acceptances.
^	All or a portion of the shares have been committed as collateral for open short positions.
+	Percentages are stated as a percent of net assets.

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
Schedule of Securities Sold Short - October 31, 2004 (Unaudited)

		Shares or
COMMON STOCKS		Principal Amount	Value

99 Cents Only Stores		2,180	$ 33,594
Abercrombie & Fitch Co. - Class A		1,150	45,057
Accredo Health, Inc.		670	15,430
AFC Enterprises		600	13,008
Agere Systems, Inc.		28,000	33,880
Alliant Techsystems, Inc.		650	37,368
Alpharma, Inc.		1,440	24,408
American Standard Companies, Inc.		580	21,211
AMN Healthcare Services, Inc.		1,230	14,514
AMR Corp.		36,767	283,841
Anheuser-Busch Companies, Inc.		740	36,963
Apria Healthcare Group, Inc.		540	14,774
Arch Coal, Inc.		9,950	323,574
ASML Holding NV		6,000	85,500
Autozone, Inc.		550	44,995
Barr Pharmaceuticals, Inc.		1,200	45,180
Baxter International, Inc.		1,190	36,605
Bed Bath & Beyond, Inc.		1,150	46,908
Black Box Corp.		580	22,782
Bowater, Inc.		730	26,893
Brown & Brown, Inc.		810	33,826
Cablevision Systems Corp.		3,700	76,146
Campbell Soup Co.		1,600	42,944
Cardinal Health, Inc.		520	24,310
Carmax, Inc.		1,530	40,300
Catalina Marketing Corp.		1,930	49,427
Chico's FAS, Inc.		970	38,829
Cintas Corp.		1,540	66,436
Clear Channel Communications, Inc.		1,270	42,418
Collins & Aikman Corp.		7,296	28,381
Computer Associates International, Inc.		900	24,939
Corning, Inc.		20,500	234,725
Cost Plus, Inc.		900	29,070
Cross Country Healthcare, Inc.		1,790	26,546
CSX Corp.		770	28,105
Cypress Semiconductor Corp.		7,300	76,869
Dean Foods Co.		810	24,179
DeVry, Inc.		930	13,578
Digene Corp.		880	22,132
Dollar General Corp.		2,200	42,350
Donnkenny, Inc.		545	392
Dow Jones & Co, Inc.		1,050	46,462
EchoStar Communications Corp.		1,500	47,430
Electro Scientific Industries, Inc.		940	15,942
Electronic Data Systems Corp.		1,750	37,223
Endo Pharmaceuticals Hldgs, Inc.		2,450	53,410
Equifax, Inc.		1,750	45,762
Family Dollar Stores, Inc.		2,590	76,535
Fannie Mae		390	27,359
Fedders Corp.		3,525	12,655
FEI Co.		510	9,874
Fifth Third Bancorp		750	36,892
Finisar Corp.		23,000	33,810
Fluor Corp.		580	26,935
Forest Laboratories, Inc.		850	37,910
Fresh Del Monte Produce, Inc. (c)		1,430	37,566
Gentex Corp.		1,000	33,010
Genzyme Corp.		800	41,976
GrafTech International Ltd.		5,500	50,930
Greater Bay Bancorp		530	16,560
Grey Wolf, Inc.		27,000	139,860
Guidant Corp.		570	37,973
HCA, Inc.		940	34,526
Hibbett Sporting Goods, Inc.		1,400	31,304
Hillenbrand Industries, Inc.		850	42,313
HJ Heinz Co.		1,100	39,985
Honeywell International, Inc.		650	21,892
ICOS Corp.		2,540	57,201
IDT Corp.		2,750	38,005
Illinois Tool Works, Inc.		180	16,610
Integrated Circuit Systems, Inc.		1,900	42,845
Intel Corp.		1,120	24,931
Intuit, Inc.		1,050	47,628
Iron Mountain, Inc.		840	27,762
iShares Lehman 20+ Year Treasury Bond Fund		4,567	408,473
iShares S&P 500 Index Fund/US		3,585	405,822
ITT Educational Services, Inc.		1,300	49,413
Janus Capital Group, Inc.		2,400	36,600
JetBlue Airways Corp.		2,510	55,345
KLA-Tencor Corp.		1,000	45,530
Knight Transportation, Inc.		820	19,262
Kohl's Corp.		1,440	73,094
Kraft Foods, Inc.		1,240	41,304
Lincare Holdings, Inc.		1,350	49,626
Linear Technology Corp.		1,100	41,668
Loews Corp. - Carolina Group		1,750	47,355
Mattel, Inc.		4,270	74,768
Maverick Tube Corp.		7,800	205,686
Maxim Integrated Products, Inc.		900	39,591
Maytag Corp.		2,150	37,410
McMoRan Exploration Co.		11,500	159,390
Mercantile Bankshares Corp.		440	21,446
Mercury Interactive Corp.		580	25,189
Meritage Homes Corp.		330	29,271
Micron Technology, Inc.		13,000	158,340
Monster Worldwide, Inc.		2,000	56,100
Motorola, Inc.		4,500	77,670
Mylan Laboratories		2,650	45,633
Navistar International Corp.		1,200	41,460
Neurocrine Biosciences, Inc.		950	44,223
New York Times Co.		1,050	42,053
Newell Rubbermaid, Inc.		1,900	40,964
Nextel Communications, Inc.		810	21,457
Novell, Inc.		1,530	11,001
Nuveen Investments, Inc.		1,600	50,560
Nvidia Corp.		1,000	14,470
Oakley, Inc.		650	8,255
Omnicare, Inc.		1,900	52,421
Omnicom Group		550	43,395
Outback Steakhouse, Inc.		650	25,733
Pacific Sunwear Of California		2,100	49,224
Panera Bread Co.		740	25,848
Paychex, Inc.		2,140	70,179
Performance Food Group Co.		940	21,864
Pier 1 Imports, Inc.		1,270	22,796
Pitney Bowes, Inc.		950	41,563
Power Integrations, Inc.		790	16,906
PPG Industries, Inc.		700	44,625
Pride International, Inc.		13,000	240,240
Providian Financial Corp.		14,200	220,810
Qiagen N V (c)		3,800	40,432
RadioShack Corp.		1,550	46,392
RCN Corp.		469	52
Regions Financial Corp.		910	31,923
Reinsurance Group Of America		760	32,741
Schering-Plough Corp.		1,850	33,503
Seagate Technology (c)		5,420	68,509
SEI Investments Co.		1,350	48,586
Silicon Laboratories, Inc.		630	18,881
SLM Corp.		1,100	49,786
Snap-On, Inc.		1,020	29,968
Southwest Airlines Co.		1,110	17,505
Standard Motor Products, Inc.		946	14,417
State Street Corp.		370	16,669
Station Casinos, Inc.		320	16,304
Symbol Technologies, Inc.		3,200	47,008
Teradyne, Inc.		1,100	18,216
The Cheesecake Factory		780	33,860
The Kroger Co.		2,060	31,127
The Reynolds & Reynolds Co.		1,750	43,068
The Talbots, Inc.		1,700	44,863
Tiffany & Co.		1,250	36,663
Time Warner, Inc.		11,500	191,360
Tractor Supply Co.		520	18,866
Transatlantic Holdings, Inc.		650	37,862
Tyco International Ltd. (c)		8,500	264,775
United Rentals, Inc.		582	8,992
USF Corp.		600	21,504
UST, Inc.		1,100	45,276
Valeant Pharmaceuticals International		1,520	36,480
Waddell & Reed Financial, Inc.		2,150	45,172
Weight Watchers International, Inc.		2,200	79,024
Wellman, Inc.		2,285	16,863
Whirlpool Corp.		650	38,187
Whole Foods Market, Inc.		320	26,058
Winn-Dixie Stores, Inc.		38,717	133,186

TOTAL COMMON STOCKS (Cost $8,522,161)			$ 8,501,574.00

CORPORATE BONDS
Applied Extrusion Technologies Inc.
10.75% due 07/01/2011 (d)(e)		$ 101,000	$ 60,600
Winn Dixie Stores, Inc.
8.88% due 04/01/2008 (e)		70,000	59,850

TOTAL CORPORATE BONDS (Cost $127,863)			$ 120,450

Total Securities Sold Short (Proceeds $8,650,024)			$ 8,622,024

ADR	American Depository Receipt
(c)	Foreign Denominated
(d)	Defaulted Security.
(e)	Callable only if stock price equals predetermined price. As of October 31, 2004, bond is not callable.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.